Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	₩ 21,600,130	₩ 16,201,960
Adjusted book value as of January 1, 2019	21,742,170
Additions	5,908,102	8,605,551
Depreciation	(3,268,779)	(3,123,659)
Disposals	(594,604)	(116,210)
Impairment loss	(1,550,430)	(43,601)
Others		107,450
Effect of movements in exchange rates	131,862	40,010
Government grants received	(280,676)	(1,210)
Reclassification to assets held-for-sale		(70,161)
Balance	22,087,645	21,600,130
Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	21,600,130
Balance	113,250	21,600,130
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recognition of right-of-use assets on initial application of IFRS No. 1116	142,040
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	60,518,509	52,851,330
Balance	62,949,455	60,518,509
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(38,870,782)	(36,645,323)
Balance	(39,304,268)	(38,870,782)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(47,597)	(4,047)
Balance	(1,557,542)	(47,597)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	461,828	460,511
Adjusted book value as of January 1, 2019	461,828
Disposals	(7,861)	(15)
Others	68	1,332
Balance	454,035	461,828
Land [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	461,828
Balance		461,828
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	461,828	460,511
Balance	454,035	461,828
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	3,535,788	3,858,779
Adjusted book value as of January 1, 2019	3,535,788
Depreciation	(302,157)	(318,311)
Disposals	(4,958)	(161)
Impairment loss	(125,687)
Others	1,064,123	55,430
Effect of movements in exchange rates	21,984	9,809
Government grants received	(83,200)
Reclassification to assets held-for-sale		(69,758)
Balance	4,105,893	3,535,788
Buildings and structures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	3,535,788
Balance		3,535,788
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	6,528,939	6,539,506
Balance	7,381,156	6,528,939
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(2,991,445)	(2,678,970)
Balance	(3,154,387)	(2,991,445)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(1,706)	(1,757)
Balance	(120,876)	(1,706)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	4,979,087	5,712,750
Adjusted book value as of January 1, 2019	4,979,087
Depreciation	(2,609,205)	(2,568,335)
Disposals	(559,616)	(112,752)
Impairment loss	(1,212,215)	(25,711)
Others	6,958,793	1,959,645
Effect of movements in exchange rates	30,957	14,520
Government grants received	(17,028)	(1,029)
Reclassification to assets held-for-sale		(1)
Balance	7,570,773	4,979,087
Machinery And Equipment1 [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	4,979,087
Balance		4,979,087
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	39,825,070	38,901,158
Balance	43,604,721	39,825,070
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(34,817,982)	(33,186,118)
Balance	(34,810,300)	(34,817,982)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(28,001)	(2,290)
Balance	(1,223,648)	(28,001)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	142,256	141,342
Adjusted book value as of January 1, 2019	142,256
Depreciation	(66,592)	(67,274)
Disposals	(1,622)	(311)
Impairment loss	(8,278)
Others	70,140	68,177
Effect of movements in exchange rates	884	359
Reclassification to assets held-for-sale		(37)
Balance	136,788	142,256
Furniture and fixtures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	142,256
Balance		142,256
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	834,628	772,824
Balance	899,053	834,628
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(692,372)	(631,482)
Balance	(753,987)	(692,372)
Furniture and fixtures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance		0
Balance	(8,278)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	12,216,934	5,971,856
Adjusted book value as of January 1, 2019	12,216,934
Additions	5,878,369	8,605,551
Impairment loss	(171,439)	(17,890)
Others	(8,373,047)	(2,357,412)
Effect of movements in exchange rates	75,958	15,010
Government grants received	(180,448)	(181)
Balance	9,446,327	12,216,934
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	12,216,934
Balance		12,216,934
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	12,234,824	5,971,856
Balance	9,618,256	12,234,824
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(17,890)
Balance	(171,929)	(17,890)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	264,237	56,722
Adjusted book value as of January 1, 2019	264,237
Depreciation	(239,762)	(169,739)
Disposals	(16,953)	(2,971)
Impairment loss	(28,509)
Others	279,923	380,278
Effect of movements in exchange rates	1,643	312
Reclassification to assets held-for-sale		(365)
Balance	260,579	264,237
Others [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	264,237
Balance		264,237
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	633,220	205,475
Balance	823,101	633,220
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(368,983)	(148,753)
Balance	(534,013)	₩ (368,983)
Others [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(28,509)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Adjusted book value as of January 1, 2019	142,040
Additions	29,733
Depreciation	(51,063)
Disposals	(3,594)
Impairment loss	(4,302)
Effect of movements in exchange rates	436
Balance	113,250
Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recognition of right-of-use assets on initial application of IFRS No. 1116	142,040
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	169,133
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	51,581
Right-of-use assets [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	₩ 4,302